Borrowings (Details) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Apr. 07, 2026	Dec. 31, 2025
Borrowings [Line Items]
Line of credit		$ 3,805,500
Long term debt	$ 7,303,078
Percentage of paying interest	90.00%
Percentage of fixed rate	125.00%
Percentage of global payment	95.00%
Principal payments	$ 3,805,500
Long term debt	6,416,336		$ 3,083,187
Issuance costs	$ 886,742